Principal Accounting Policies - Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation (Detail) - Available for sale debt securities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments as at December 31, 2021 and 2022	$ 4,309	$ 5,196
Interest income and change in fair value of the investments	1,491	(887)
Impairment (Note 10)	(1,230)
Derecognition (Note 10)	$ (4,570)
Fair value of Level 3 investments as at December 31, 2022 and 2023		$ 4,309